NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850
[redacted]

10013457

CERT NAS
001-34876

P. William Slattery
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

September 23, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 20, 2010, The Nasdaq Stock Market (the "Exchange") received from Liberty Mutual Agency Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery